Deutsche Asset Management
                                                      Americas Inc.
                                                      Two International Place
                                                      Boston, MA  02110

                                                      February 11, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of Scudder New Europe Fund, Inc. (the "Fund") (Reg. No. 33-32430) (811-5969)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 7, 2003.

         Any questions on this filing should be directed to Paula Gray at 617-295-2579.


                               Very truly yours,

                               /s/Dennis P. Gallagher

                               Dennis Gallagher, Esq.
                               Vice President, Zurich Scudder Investments, Inc.

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cc:      Stephanie Grauerholz-Lofton, Esq., Vedder, Price, Kaufman & Kammholz
         David Sturms, Esq., Vedder, Price, Kaufman & Kammholz